Supplemental Cash Flow Information - Summary of Changes in Non Cash Working Capital (Detail) - CAD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Supplemental Cash Flow Information [Abstract]
Trade and other receivables decrease (increase)	$ 2,567,218	$ (721,406)	$ (3,342,737)	$ (2,006,780)	$ (169,896)
Long-term receivables decrease (increase)	37,442	806,434	1,682,646	(924,625)	(3,662,207)
Prepaid expenses and other assets decrease (increase)	(106,582)	(926,225)	(591,737)	(1,119,123)	150,991
Trade payables and accrued liabilities (decrease) increase	2,419,693	(2,231,429)	(782,561)	2,513,477	1,102,361
Deferred revenue increase	1,962,559	1,425,521	1,045,868	632,839	447,511
Increase (decrease) in working capital	$ 6,880,330	$ (1,647,105)	$ (1,988,521)	$ (904,212)	$ (2,131,240)